Commitments and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) spareEngine helicopter aircraft engine	Dec. 31, 2017 USD ($)	Dec. 31, 2008 USD ($)	Jan. 31, 2024 aircraft	Jan. 31, 2024 USD ($)	Jan. 31, 2024 engine	Dec. 31, 1992 aircraft engine
Loss Contingencies [Line Items]
Purchase obligation, number of engines | engine	37
Purchase obligation, number of helicopters | helicopter	8
Non-refundable deposits	$ 3,300,000,000
Interest expense capitalized	130,000,000
Subsequent event
Loss Contingencies [Line Items]
Number of managed aircrafts | aircraft				3
Aircraft Hull and Spares and Equipment
Loss Contingencies [Line Items]
Insurance coverage claimable by entity	2,200,000,000
Aviation, War and Allied Perils
Loss Contingencies [Line Items]
Insurance coverage claimable by entity	1,200,000,000
C&P Policy | AerCap Ireland
Loss Contingencies [Line Items]
Insurance proceeds	$ 1,300,000,000
Russian Operator Reinsurance Claims | Subsequent event
Loss Contingencies [Line Items]
Insurance claim					$ 1,800,000,000
Russian Federation
Loss Contingencies [Line Items]
Number of aircraft on lease | aircraft	67
Number of engines on lease | spareEngine	10
Russian Federation | Subsequent event
Loss Contingencies [Line Items]
Number of aircraft on lease | aircraft				113
Number of engines on lease				6		23
Russian Federation | Russian Operator Reinsurance Claims | Subsequent event
Loss Contingencies [Line Items]
Number of aircraft on lease | aircraft				46
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period		$ 0
VASP litigation | VASP litigation English court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest			$ 66,000,000
Aircraft
Loss Contingencies [Line Items]
Number of forward orders | aircraft	338
Aircraft | VASP litigation
Loss Contingencies [Line Items]
Number of aircraft on lease | aircraft							13
Number of leases that company incurred obligations due to another company's default | aircraft							13
Engines | VASP litigation
Loss Contingencies [Line Items]
Number of engines on lease | engine							3
Number of leases that company incurred obligations due to another company's default | engine							3